Taxes on income - Schedule of Income Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 77,788	$ (287,955)	$ (88,298)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	12,890	11,971	12,735
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ 90,678	$ (275,984)	$ (75,563)